Long-Term Debt, Net - Summary of Long-term debt, net (Parenthetical) (Detail) - 424 Fifth Venture Loans - Mortgage Loan [Member]	12 Months Ended
Dec. 31, 2020
Debt Instrument, Interest Rate, Stated Percentage	3.45% [1]
Debt Instrument, Maturity Date	Feb. 09, 2021
Interest Rate Floor [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.513%
Interest Rate Cap [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.00%

[1]	The 424 Fifth Venture loan agreements included a LIBOR floor of 2.513% and a LIBOR cap of 4%. The LIBOR interest rate cap was scheduled to expire on February 9, 2021 prior to the termination of these contracts in March 2020 in conjunction with the repayment of the underlying loans.